REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Contract Owners of
New England Life Retirement Investment Account
and Board of Directors of
Metropolitan Life Insurance Company

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of assets and liabilities of New England Life Retirement Investment Account (the "Separate Account") of Metropolitan Life Insurance Company (the "Company") comprising each of the individual Divisions listed in Note 2 as of December 31, 2023, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights in Note 7 for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Divisions constituting the Separate Account of the Company as of December 31, 2023, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on the Separate Account's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Separate Account's internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of investments owned as of December 31, 2023, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

/s/ DELOITTE & TOUCHE LLP

Tampa, Florida
March 22, 2024

We have served as the Separate Account's auditor since 1996.

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NEW ENGLAND LIFE RETIREMENT INVESTMENT ACCOUNT
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2023

	BHFTII BlackRock Bond Income Division	BHFTII BlackRock Capital Appreciation Division	BHFTII BlackRock Ultra-Short Term Bond Division	BHFTII Brighthouse/ Wellington Core Equity Opportunities Division
Assets:
Investments at fair value	$157,149	$8,565,516	$429,559	$736,983
Total Assets	157,149	8,565,516	429,559	736,983
Liabilities:
Accrued fees	37	34	66	72
Due to Metropolitan Life Insurance Company	—	—	—	1
Total Liabilities	37	34	66	73
Net Assets	$157,112	$8,565,482	$429,493	$736,910
Contract Owners' Equity
Net assets from accumulation units	$130,116	$6,992,593	$386,632	$664,403
Net assets from contracts in payout	26,996	1,572,889	42,861	72,507
Total Net Assets	$157,112	$8,565,482	$429,493	$736,910

The accompanying notes are an integral part of these financial statements.

NEW ENGLAND LIFE RETIREMENT INVESTMENT ACCOUNT
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES — (Concluded)
December 31, 2023

BHFTII MFS® Value Division
Assets:
Investments at fair value	$272,527
Total Assets	272,527
Liabilities:
Accrued fees	49
Due to Metropolitan Life Insurance Company	1
Total Liabilities	50
Net Assets	$272,477
Contract Owners' Equity
Net assets from accumulation units	$228,960
Net assets from contracts in payout	43,517
Total Net Assets	$272,477

The accompanying notes are an integral part of these financial statements.

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NEW ENGLAND LIFE RETIREMENT INVESTMENT ACCOUNT
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS
For the year ended December 31, 2023

	BHFTII BlackRock Bond Income Division	BHFTII BlackRock Capital Appreciation Division	BHFTII BlackRock Ultra-Short Term Bond Division
Investment Income:
Dividends	$4,729	$—	$10,961
Expenses:
Mortality and expense risk charges	1,363	64,910	6,009
Administrative charges	640	30,544	2,827
Total expenses	2,003	95,454	8,836
Net investment income (loss)	2,726	(95,454)	2,125
Net Realized and Change in Unrealized Gains (Losses) on Investments:
Realized gain distributions	—	166,153	15
Realized gains (losses) on sale of investments	(2,975)	(57,828)	8,967
Net realized gains (losses)	(2,975)	108,325	8,982
Change in unrealized gains (losses) on investments	6,822	2,917,096	12,949
Net realized and change in unrealized gains (losses) on investments	3,847	3,025,421	21,931
Net increase (decrease) in net assets resulting from operations	$6,573	$2,929,967	$24,056

The accompanying notes are an integral part of these financial statements.

	BHFTII Brighthouse/ Wellington Core Equity Opportunities Division	BHFTII MFS® Value Division
Investment Income:
Dividends	$8,421	$4,422
Expenses:
Mortality and expense risk charges	5,979	2,320
Administrative charges	2,811	1,090
Total expenses	8,790	3,410
Net investment income (loss)	(369)	1,012
Net Realized and Change in Unrealized Gains (Losses) on Investments:
Realized gain distributions	76,214	32,622
Realized gains (losses) on sale of investments	(560)	1,369
Net realized gains (losses)	75,654	33,991
Change in unrealized gains (losses) on investments	(32,446)	(17,095)
Net realized and change in unrealized gains (losses) on investments	43,208	16,896
Net increase (decrease) in net assets resulting from operations	$42,839	$17,908

The accompanying notes are an integral part of these financial statements.

NEW ENGLAND LIFE RETIREMENT INVESTMENT ACCOUNT
OF METROPOLITAN LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
For the years ended December 31, 2023 and 2022

	BHFTII BlackRock Bond Income Division		BHFTII BlackRock Capital Appreciation Division		BHFTII BlackRock Ultra-Short Term Bond Division
	2023	2022	2023	2022	2023	2022
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$2,726	$2,488	$(95,454)	$(100,545)	$2,125	$(9,768)
Net realized gains (losses)	(2,975)	(1,059)	108,325	2,529,509	8,982	(371)
Change in unrealized gains (losses) on investments	6,822	(31,779)	2,917,096	(6,792,905)	12,949	9,450
Net increase (decrease) in net assets resulting from operations	6,573	(30,350)	2,929,967	(4,363,941)	24,056	(689)
Contract Transactions:
Purchase payments received from contract owners	—	—	507	150	—	—
Contract charges	(63)	(70)	(1,968)	(2,097)	(265)	(281)
Transfers for contract benefits and terminations	(11,700)	(5,300)	(779,063)	(1,418,987)	(362,879)	(33,016)
Net increase (decrease) in net assets resulting from contract transactions	(11,763)	(5,370)	(780,524)	(1,420,934)	(363,144)	(33,297)
Net increase (decrease) in net assets	(5,190)	(35,720)	2,149,443	(5,784,875)	(339,088)	(33,986)
Net Assets:
Beginning of year	162,302	198,022	6,416,039	12,200,914	768,581	802,567
End of year	$157,112	$162,302	$8,565,482	$6,416,039	$429,493	$768,581

The accompanying notes are an integral part of these financial statements.

	BHFTII Brighthouse/ Wellington Core Equity Opportunities Division		BHFTII MFS® Value Division
	2023	2022	2023	2022
Increase (Decrease) in Net Assets:
From Operations:
Net investment income (loss)	$(369)	$(313)	$1,012	$677
Net realized gains (losses)	75,654	144,019	33,991	48,561
Change in unrealized gains (losses) on investments	(32,446)	(197,242)	(17,095)	(75,399)
Net increase (decrease) in net assets resulting from operations	42,839	(53,536)	17,908	(26,161)
Contract Transactions:
Purchase payments received from contract owners	—	—	—	150
Contract charges	(269)	(290)	(104)	(112)
Transfers for contract benefits and terminations	(41,918)	(46,708)	(61,610)	(13,358)
Net increase (decrease) in net assets resulting from contract transactions	(42,187)	(46,998)	(61,714)	(13,320)
Net increase (decrease) in net assets	652	(100,534)	(43,806)	(39,481)
Net Assets:
Beginning of year	736,258	836,792	316,283	355,764
End of year	$736,910	$736,258	$272,477	$316,283

The accompanying notes are an integral part of these financial statements.

NEW ENGLAND LIFE RETIREMENT INVESTMENT ACCOUNT
OF METROPOLITAN LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS

1.  ORGANIZATION

New England Life Retirement Investment Account (the "Separate Account"), a separate account of Metropolitan Life Insurance Company (the "Company"), was established by the Board of Directors of New England Mutual Life Insurance Company ("NEMLICO") on September 16, 1981 to support operations of NEMLICO with respect to certain variable annuity contracts (the "Contracts"). On August 30, 1996, NEMLICO merged into the Company and the Separate Account became a separate account of the Company. The Company is a direct wholly-owned subsidiary of MetLife, Inc., a Delaware corporation. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and is subject to the rules and regulations of the United States Securities and Exchange Commission, as well as the New York State Department of Financial Services.

The Separate Account is divided into Divisions, each of which is treated as an individual accounting entity for financial reporting purposes. Each Division invests in shares of the corresponding portfolio (with the same name) of registered investment management companies (the "Trust"), which is presented below:

Brighthouse Funds Trust II ("BHFTII")

The assets of each of the Divisions of the Separate Account are registered in the name of the Company. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the Company's other assets and liabilities. The portion of the Separate Account's assets applicable to the Contracts cannot be used for liabilities arising out of any other business conducted by the Company.

2.  LIST OF DIVISIONS

Purchase payments, less any applicable charges, applied to the Separate Account are invested in one or more Divisions in accordance with the selection made by the Contract owner. The following Divisions had net assets as of December 31, 2023:

BHFTII BlackRock Bond Income Division

BHFTII BlackRock Capital Appreciation Division

BHFTII BlackRock Ultra-Short Term Bond Division

BHFTII Brighthouse/Wellington Core Equity Opportunities Division

BHFTII MFS® Value Division

3.  SIGNIFICANT ACCOUNTING POLICIES

Basis of Accounting

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") applicable for variable annuity separate accounts registered as unit investment trusts, which follow the accounting and reporting guidance in Financial Accounting Standards Board Accounting Standards Codification ("ASC") Topic 946, Investment Companies.

Security Transactions

Security transactions are recorded on a trade date basis. Realized gains and losses on the sales of investments are computed on the basis of the average cost of the investment sold. Income from dividends and realized gain distributions are recorded on the ex-distribution date.

NEW ENGLAND LIFE RETIREMENT INVESTMENT ACCOUNT
OF METROPOLITAN LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS — (Continued)

3.  SIGNIFICANT ACCOUNTING POLICIES — (Concluded)

Security Valuation

A Division's investment in shares of a portfolio of the Trust is valued at fair value based on the closing net asset value ("NAV"). All changes in fair value are recorded as changes in unrealized gains (losses) on investments in the statement of operations of the applicable Divisions. The Separate Account defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Each Division invests in shares of open-end mutual funds which calculate a daily NAV based on the fair value of the underlying securities in their portfolios. As a result, and as required by law, shares of an open-end mutual funds are purchased and redeemed at their daily NAV as reported by the Trusts at the close of each business day.

ASC Topic 820, Fair Value Measurement ("ASC 820") provides that the Separate Account is not required to categorize within the fair value hierarchy all investments for which fair value is measured using the NAV per share practical expedient. Additionally, ASC 820 does not require certain disclosures for all investments that are eligible to be measured at fair value using the NAV per share practical expedient. The Separate Account's investments in shares of the portfolio of the Trust are using NAV as a practical expedient, therefore investments are not categorized within the ASC 820 fair value hierarchy.

Federal Income Taxes

The operations of the Separate Account form a part of the total operations of the Company and are not taxed separately. The Company is taxed as a life insurance company under the provisions of the Internal Revenue Code ("IRC"). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Separate Account to the extent the earnings are credited under the Contracts. Accordingly, no charge is currently being made to the Separate Account for federal income taxes. The Company will periodically review the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the Contracts.

Annuity Payouts

Net assets allocated to Contracts in the annuity payout period are computed according to industry standard mortality tables and, if any, are shown in net assets from Contracts in payout on the statements of assets and liabilities. The assumed investment return is between 3.5 and 5.0 percent. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company. Annuity payouts, if any, are included in transfers for Contract benefits and terminations on the statements of changes in net assets of the applicable Divisions.

Purchase Payments

Purchase payments received from Contract owners by the Company are credited as accumulation units as of the end of the valuation period in which received, as provided in the prospectus for the Contracts, and are reported as Contract transactions on the statements of changes in net assets of the applicable Divisions.

Net Transfers

Assets transferred by the Contract owner into or out of Divisions within the Separate Account or into or out of the fixed account, which is part of the Company's general account, are recorded on a net basis as net transfers in the statements of changes in net assets of the applicable Divisions.

Use of Estimates

The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

NEW ENGLAND LIFE RETIREMENT INVESTMENT ACCOUNT
OF METROPOLITAN LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS — (Continued)

4.  EXPENSES & CONTRACT CHARGES

The following annual Separate Account charge paid to the Company is an asset-based charge and assessed through a daily reduction in unit values, which are recorded as administrative charges in the accompanying statements of operations of the applicable Divisions:

Administrative — The Company has responsibility for the administration of the Contracts and the Separate Account. Generally, the administrative charge is related to the maintenance, including distribution, of each Contract and the Separate Account.

The following annual Separate Account charge paid to the Company is an asset-based charge assessed through a daily reduction of unit values, which are recorded as expenses in the accompanying statements of operations of the applicable Divisions:

Mortality and Expense Risk — The mortality risk assumed by the Company is the risk that those insured may die sooner than anticipated and therefore, the Company will pay an aggregate amount of death benefits greater than anticipated. The expense risk assumed is the risk that expenses incurred in issuing and administering the Contracts will exceed the amounts realized from the administrative charges assessed against the Contracts. In addition, the charge compensates the Company for the risk that the insured (the annuitant) may live longer than estimated and the Company would be obligated to pay more in income payments than anticipated.

The table below represents the effective annual rates for each respective charge for the year ended December 31, 2023:

Administrative	0.40%
Mortality and Expense Risk	0.85%

The above referenced charges may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with a particular Contract.

Separate Accounts charges referred to in this disclosure are for current charges of the Contracts. A Contract administrative charge of $30 is assessed on an annual basis through the redemption of units on each Contract anniversary. These charges are paid to the Company, assessed through redemption of units, and recorded as Contract charges in the accompanying statements of changes in net assets of the applicable Divisions for the years ended December 31, 2023 and 2022.

NEW ENGLAND LIFE RETIREMENT INVESTMENT ACCOUNT
OF METROPOLITAN LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS — (Continued)

5.  STATEMENT OF INVESTMENTS

	As of December 31, 2023		For the year ended December 31, 2023
	Shares	Cost ($)	Cost of Purchases ($)	Proceeds from Sales ($)
BHFTII BlackRock Bond Income Division	1,741	181,264	6,920	15,962
BHFTII BlackRock Capital Appreciation Division	263,392	7,862,560	280,131	989,951
BHFTII BlackRock Ultra-Short Term Bond Division	4,122	415,162	13,570	374,560
BHFTII Brighthouse/Wellington Core Equity Opportunities Division	26,482	766,230	183,402	149,756
BHFTII MFS® Value Division	20,009	277,276	41,792	69,869

NEW ENGLAND LIFE RETIREMENT INVESTMENT ACCOUNT
OF METROPOLITAN LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS — (Continued)

6.  SCHEDULES OF UNITS
For the years ended December 31, 2023 and 2022:

	BHFTII BlackRock Bond Income Division		BHFTII BlackRock Capital Appreciation Division		BHFTII BlackRock Ultra-Short Term Bond Division
	2023	2022	2023	2022	2023	2022
Units beginning of year	2,640	2,725	75,373	88,109	34,993	36,515
Units issued and transferred from other funding options	37	30	1,366	755	220	281
Units redeemed and transferred to other funding options	(226)	(115)	(8,465)	(13,491)	(16,319)	(1,803)
Units end of year	2,451	2,640	68,274	75,373	18,894	34,993

	BHFTII Brighthouse/ Wellington Core Equity Opportunities Division		BHFTII MFS® Value Division
	2023	2022	2023	2022
Units beginning of year	7,231	7,686	9,119	9,500
Units issued and transferred from other funding options	985	73	142	121
Units redeemed and transferred to other funding options	(1,391)	(528)	(1,886)	(502)
Units end of year	6,825	7,231	7,375	9,119

NEW ENGLAND LIFE RETIREMENT INVESTMENT ACCOUNT
OF METROPOLITAN LIFE INSURANCE COMPANY
NOTES TO THE FINANCIAL STATEMENTS — (Concluded)

7.  FINANCIAL HIGHLIGHTS

The following table is a summary of unit values and units outstanding for the Contracts, net assets, net investment income ratios, expense ratios, excluding expenses for the underlying portfolio, and total return ratios for the five years ended December 31, 2023:

		As of December 31			For the year ended December 31
		Units	Unit Value ($)	Net Assets ($)	Investment[1] Income Ratio (%)	Expense[2] Ratio (%)	Total[3] Return (%)
BHFTII BlackRock Bond	2023	2,451	64.10	157,112	2.94	1.25	4.28
Income Division	2022	2,640	61.47	162,302	2.67	1.25	(15.42)
	2021	2,725	72.68	198,022	2.54	1.25	(1.93)
	2020	2,828	74.11	209,610	3.41	1.25	6.99
	2019	3,420	69.27	236,896	3.71	1.25	8.19
BHFTII BlackRock Capital	2023	68,274	125.46	8,565,482	—	1.25	47.38
Appreciation Division	2022	75,373	85.12	6,416,039	—	1.25	(38.53)
	2021	88,109	138.48	12,200,914	—	1.25	19.38
	2020	91,180	116.00	10,576,474	—	1.25	38.56
	2019	104,530	83.71	8,750,381	—	1.25	30.87
BHFTII BlackRock	2023	18,894	22.73	429,493	1.55	1.25	3.50
Ultra-Short Term Bond	2022	34,993	21.96	768,581	—	1.25	(0.07)
Division	2021	36,515	21.98	802,567	0.07	1.25	(1.68)
	2020	38,568	22.36	862,215	1.35	1.25	(1.06)
	2019	28,769	22.59	649,996	1.70	1.25	0.61
BHFTII	2023	6,825	107.98	736,910	1.19	1.25	6.05
Brighthouse/Wellington Core	2022	7,231	101.81	736,258	1.20	1.25	(6.48)
Equity Opportunities Division	2021	7,686	108.87	836,792	1.21	1.25	22.57
	2020	9,367	88.83	832,010	1.29	1.25	9.59
	2019	13,230	81.05	1,072,352	1.39	1.25	29.02
BHFTII MFS® Value Division	2023	7,375	36.94	272,477	1.62	1.25	6.52
	2022	9,119	34.68	316,283	1.46	1.25	(7.38)
	2021	9,500	37.45	355,764	1.36	1.25	23.74
	2020	11,356	30.26	343,684	1.50	1.25	2.37
	2019	16,543	29.56	489,085	1.75	1.25	28.23

1  These amounts represent the dividends, excluding distributions of capital gains, received by the Division from the underlying portfolio, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk charges, that are assessed against Contract owner accounts either through reductions in the unit values or the redemption of units. The investment income ratio is calculated for each period indicated or from the effective date through the end of the reporting period. The recognition of investment income by the Division is affected by the timing of the declaration of dividends by the underlying portfolio in which the Division invests.

2  These amounts represent annualized Contract expenses of the applicable Division, consisting primarily of mortality and expense risk charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to Contract owner accounts through the redemption of units and expenses of the underlying portfolio have been excluded.

3  These amounts represent the total return for the period indicated, including changes in the value of the underlying portfolio, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period.